Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 1,137	$ 336	$ 81
Future amortization expense next twelve months	5,986
Future amortization expense year two	1,492
Future amortization expense year three	22
Future amortization expense year four	22
Future amortization expense year five	6
Future amortization expense thereafter	3
Land use rights [Member]
Land Use Rights [Line Items]
Amortization expenses of land use rights	1,137	$ 336	$ 81
Future amortization expense next twelve months	1,136
Future amortization expense year two	1,136
Future amortization expense year three	1,136
Future amortization expense year four	1,136
Future amortization expense year five	1,136
Future amortization expense thereafter	50,249
Land use rights from the authorities, carrying amount	$ 50,774
Estimated useful lives	50 years